WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 116.8%
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 3.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	260,000	$210,116	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	390,000	314,625	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,180,000	802,034	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,540,000	1,330,582	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,520,000	1,917,493	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	74,022
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	433,715	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	448,745	(a)

Total Diversified Telecommunication Services				5,531,332

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000	391,787	(a)

Media - 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,750,000	2,859,788	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	586,944	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,130,000	1,035,509	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	946,000	857,275
DISH DBS Corp., Senior Notes	7.750%	7/1/26	6,047,000	4,774,953

Total Media				10,114,469

Wireless Telecommunication Services - 6.0%
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,910,000	2,085,757	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,250,000	1,607,855	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	592,049
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,401,860
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,053,521
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	1,250,000	1,058,363
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,070,000	882,081	(a)

Total Wireless Telecommunication Services				10,681,486

TOTAL COMMUNICATION SERVICES				26,719,074

CONSUMER DISCRETIONARY - 21.0%
Auto Components - 2.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000	491,143	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - (continued)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000		$1,057,138	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,790,000		1,676,568
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,800,000		1,746,522	(a)

Total Auto Components					4,971,371

Automobiles - 2.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000		1,993,688
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,110,000		868,575
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		200,107
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	880,000		736,234
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		360,435
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,120,000		1,003,667	(a)

Total Automobiles					5,162,706

Diversified Consumer Services - 1.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	420,000	EUR	347,308	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	900,000		766,193	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		814,290
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,310,000		1,141,475	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	324,000		202,785	(a)

Total Diversified Consumer Services					3,272,051

Hotels, Restaurants & Leisure - 13.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000	EUR	521,267	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	2,460,000		2,097,642	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,300,000		987,187	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	860,000		787,953	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	990,000		743,908	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,168,729	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,300,000		1,960,378
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,420,000		927,040	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	500,000		434,035	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	200,000		162,724	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	530,000		481,076	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	370,000		287,851	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000		1,473,449	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000		884,824	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	650,000	GBP	671,364	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	520,000	GBP	505,860	(b)
Sands China Ltd., Senior Notes	3.100%	3/8/29	850,000		644,126

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.875%	6/18/30	830,000		$658,188
Sands China Ltd., Senior Notes	3.750%	8/8/31	650,000		476,187
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	550,000		450,246	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	924,000		782,097	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	770,000	GBP	748,338	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	540,000		416,998	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	2,010,000		1,445,220	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,210,000		848,839	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	410,000		285,852	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000		2,705,583	(a)

Total Hotels, Restaurants & Leisure					23,556,961

Specialty Retail - 0.4%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,200,000		799,830	(a)

TOTAL CONSUMER DISCRETIONARY					37,762,919

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.2%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	320,000	GBP	294,231	(b)

Food Products - 0.7%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	250,000	GBP	193,306	(a)
FAGE International SA/FAGE USA Dairy
Industry Inc., Senior Notes	5.625%	8/15/26	500,000		458,128	(a)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000		629,732

Total Food Products					1,281,166

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000		820,489

TOTAL CONSUMER STAPLES					2,395,886

ENERGY - 28.1%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	800,000		739,364	(a)

Oil, Gas & Consumable Fuels - 27.7%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000		1,191,603
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	7.625%	12/15/25	100,000		99,679	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000		1,027,198
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000		745,144
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000		235,803

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	$663,239
Ecopetrol SA, Senior Notes	7.375%	9/18/43	320,000	269,264
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,330,000	2,303,627	(c)
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	83,316
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	990,000	802,789	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	790,000	719,074	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,820,000	1,660,661	(d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000	914,433	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	506,892	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,308,150
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,618,209
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,543,489	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	440,000	459,800
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	692,637
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	461,475
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	315,149
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,171,626	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	3,837,645
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	500,000	399,265	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	1,036,733	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	159,963
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,732,000	2,204,735
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,100,038
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	748,298
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	451,906
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	892,958	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	960,000	931,286	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,256,673
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	572,973
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,639,804

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,230,000	$1,108,734	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	340,000	307,326
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,754,573
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	440,445
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,216,000	5,390,546
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	500,251
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	681,881
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	385,909
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	601,294
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,527,333
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,033,253	(a)

Total Oil, Gas & Consumable Fuels				49,757,079

TOTAL ENERGY				50,496,443

FINANCIALS - 17.6%
Banks - 10.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,200,000	1,873,300	(a)(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,210,500	(d)(e)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	366,000	367,897
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,400,000	1,379,491	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	509,084	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,368,299	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	630,000	610,312	(d)(e)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	$2,218,050	(a)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	3,989,763	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	450,000	327,774	(a)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	500,000	492,538	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	400,000	386,534	(d)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000	497,366
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000	1,851,198	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,600,000	2,054,995	(a)(e)

Total Banks				19,137,101

Capital Markets - 2.8%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,990,000	1,500,938	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	710,000	586,029	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,350,000	1,366,875	(a)(d)(e)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	760,000	726,425	(a)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000	803,015	(a)(d)(e)

Total Capital Markets				4,983,282

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000	461,573
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	389,500

Total Consumer Finance				851,073

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,220,000		$1,888,598
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		976,629
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,779,825		3,064,531	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	360,000		350,550	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	400,000		373,000	(b)

Total Diversified Financial Services					6,653,308

TOTAL FINANCIALS					31,624,764

HEALTH CARE - 7.7%
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	12/15/27	250,000		217,425	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	580,000		440,084	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000		830,330	(a)

Total Health Care Providers & Services					1,487,839

Pharmaceuticals - 6.9%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	640,000		237,770	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	470,000		181,408	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	680,000		496,981	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000	EUR	594,774	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	118,000	GBP	116,513	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	310,000		263,881	*(a)(g)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000		2,426,165
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000		4,329,183
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000		590,968
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	3,540,000		3,100,098

Total Pharmaceuticals					12,337,741

TOTAL HEALTH CARE					13,825,580

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000		2,584,159	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 10.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	150,000	$126,370	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000	200,059	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	140,000	126,559	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,549,251
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	788,760
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	704,725
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,267,725	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	2,509,400	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,156,000	3,209,321	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,239,039
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	270,000	237,262	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	191,040	182,154

Total Airlines				19,140,625

Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,000,000	915,780	(a)

Commercial Services & Supplies - 1.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,700,000	1,682,900
CoreCivic Inc., Senior Notes	4.750%	10/15/27	908,000	764,994

Total Commercial Services & Supplies				2,447,894

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	382,538	(a)

Machinery - 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	710,000	675,650

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,280,000	1,083,059	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	250,000	247,875

Total Trading Companies & Distributors				1,330,934

TOTAL INDUSTRIALS				27,477,580

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	7.125%	7/1/28	1,920,000	1,582,454	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	32,000	29,119	(a)

Total Communications Equipment				1,611,573

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	$406,642
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,301,147
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	595,234

Total Technology Hardware, Storage & Peripherals				2,303,023

TOTAL INFORMATION TECHNOLOGY				3,914,596

MATERIALS - 5.5%
Chemicals - 1.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,028,041	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	906,793	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,000,000	841,530

Total Chemicals				2,776,364

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	360,000	279,743	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	530,000	384,080	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	362,340	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	952,770
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	904,286	(a)

Total Containers & Packaging				2,883,219

Metals & Mining - 2.3%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	356,418	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,151,754
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	679,255
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,563,397	(c)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	442,713

Total Metals & Mining				4,193,537

TOTAL MATERIALS				9,853,120

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	330,000	324,801
Service Properties Trust, Senior Notes	5.500%	12/15/27	640,000	554,489
Service Properties Trust, Senior Notes	4.950%	10/1/29	480,000	363,413
Service Properties Trust, Senior Notes	4.375%	2/15/30	560,000	411,102

Total Equity Real Estate Investment Trusts (REITs)				1,653,805

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.3%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	$13,840	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	28,061	*(b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	400,000	254,000	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	31,975	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	250,000	18,744	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	15,283	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	500,000	37,295	*(b)(g)

Total Real Estate Management & Development				399,198

TOTAL REAL ESTATE				2,053,003

UTILITIES - 2.0%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	387,710
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000	256,431	(a)

Total Electric Utilities				644,141

Gas Utilities - 1.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000	2,345,415

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	780,000	641,566	(a)

TOTAL UTILITIES				3,631,122

TOTAL CORPORATE BONDS & NOTES (Cost - $208,244,845)				209,754,087

SOVEREIGN BONDS - 19.4%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	999,588	(a)

Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	508,291	119,192
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	3,750,627	1,319,241	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	300,000	227,130	(b)

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	300,000	$227,130	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,870,000	1,196,800	(a)

Total Argentina				3,089,493

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	317,007	(a)

Chile - 0.3%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	710,000	521,581

Colombia - 0.8%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	500,000	377,539
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	992,062

Total Colombia				1,369,601

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	445,382	(a)

Croatia - 0.5%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000	454,020	(b)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	413,662	(a)

Total Croatia				867,682

Dominican Republic - 1.4%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	420,000	384,669	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	522,745	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,548,335	(a)

Total Dominican Republic				2,455,749

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,300,000	448,716	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	384,000	204,836	(a)

Total Ecuador				653,552

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.7%
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	1,950,000		$1,329,512	(a)

Gabon - 0.2%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	450,000		335,939	(b)

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		166,266	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	920,000		667,451	(a)

Total Ghana					833,717

Indonesia - 0.7%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	1,135,000		1,279,347	(b)
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	15,349

Total Indonesia					1,294,696

Ivory Coast - 0.5%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	940,417		847,006	(a)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		593,343

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	500,000		496,625	(a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	460,000		404,564	(a)

Total Jordan					901,189

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		465,822	(a)

Mexico - 2.8%
Mexican Bonos, Bonds	5.750%	3/5/26	74,560,000	MXN	3,318,963
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	2,020,000		1,694,877

Total Mexico					5,013,840

Nigeria - 0.6%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,450,000		1,051,337	(b)

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		$987,411	(a)

Panama - 0.3%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	770,000		600,921

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,460,000		1,159,175	(a)

Peru - 1.6%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		808,038
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		2,066,734

Total Peru					2,874,772

Russia - 1.7%
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	1,974,333	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	206,130,000	RUB	1,083,027	*(g)
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		25,830	*(b)(g)

Total Russia					3,083,190

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		426,030	(b)

Turkey - 1.1%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,500,000		1,973,670

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	1,950,000		351,117	*(a)(g)

TOTAL SOVEREIGN BONDS (Cost - $43,559,610)					34,842,322

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.0%
U.S. Government Obligations - 13.0%
U.S. Treasury Notes	1.625%	5/31/23	2,500,000		2,468,066	(c)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000		4,218,828	(c)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000		2,683,477	(c)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000		4,674,297	(c)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		2,938,945
U.S. Treasury Notes	2.000%	2/15/25	500,000		482,774
U.S. Treasury Notes	2.875%	6/15/25	1,000,000		983,516

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.875%	2/28/27	4,250,000	$3,985,703	(c)
U.S. Treasury Notes	0.500%	4/30/27	1,000,000	877,149

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,572,226)				23,312,755

CONVERTIBLE BONDS & NOTES - 3.0%
COMMUNICATION SERVICES - 2.3%
Media - 2.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	440,000	398,750
DISH Network Corp., Senior Notes	3.375%	8/15/26	5,230,000	3,776,381

TOTAL COMMUNICATION SERVICES				4,175,131

INDUSTRIALS - 0.7%
Airlines - 0.7%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,290,000	1,132,620

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,940,917)				5,307,751

SENIOR LOANS - 0.6%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%) (Cost - $1,125,348)	7.524%	8/2/27	1,134,925	1,088,960	(e)(h)(i)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,797)		5/28/28	14,410	2,161	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $637,539)			77,972,021	0	*(j)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $283,094,282)				274,308,036

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,440,922)	2.057%	1,440,922	$1,440,922	(m)

TOTAL INVESTMENTS - 153.6% (Cost - $284,535,204)			275,748,958

Liabilities in Excess of Other Assets - (53.6)%			(96,226,508)

TOTAL NET ASSETS - 100.0%			$179,522,450

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $1,440,922 and the cost was $1,440,922 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	2.910%	8/24/2022	11/23/2022	$17,304,250	U.S. Government & Agency Obligations	$17,161,683
Goldman Sachs Group Inc.	2.650%	7/29/2022	TBD***	2,030,783	Corporate Bonds & Notes	2,188,773
					Cash	218,329
Goldman Sachs Group Inc.	2.850%	7/29/2022	TBD***	1,431,483	Corporate Bonds & Notes	1,590,094
					Cash	153,899
Goldman Sachs Group Inc.	3.000%	7/29/2022	TBD***	2,154,710	Corporate Bonds & Notes	2,351,640
					Cash	231,652

				$22,921,226		$23,896,070

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2022.

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	507,188	EUR	500,175	BNP Paribas SA	10/18/22	$2,905
USD	982,912	EUR	969,600	BNP Paribas SA	10/18/22	5,349
CAD	10,000	USD	7,703	Citibank N.A.	10/18/22	(91)

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	18,985	USD	14,669	Citibank N.A.	10/18/22	$(217)
USD	599,541	GBP	497,346	Goldman Sachs Group Inc.	10/18/22	21,225
MXN	1,511,611	USD	72,171	Morgan Stanley & Co. Inc.	10/18/22	2,160

Total						$31,331

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$209,754,087	—		$209,754,087
Sovereign Bonds	—	34,842,322	—		34,842,322
U.S. Government & Agency Obligations	—	23,312,755	—		23,312,755
Convertible Bonds & Notes	—	5,307,751	—		5,307,751
Senior Loans	—	1,088,960	—		1,088,960
Warrants	—	2,161	—		2,161
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	—	274,308,036	0	*	274,308,036

Short-Term Investments†	$1,440,922	—	—		1,440,922

Total Investments	$1,440,922	$274,308,036	$0	*	$275,748,958

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$31,639	—		$31,639

Total	$1,440,922	$274,339,675	$0	*	$275,780,597

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$308	—		$308

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

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Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,281,723	$10,170,854	10,170,854	$10,011,655	10,011,655

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,564	—	$1,440,922

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